Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$312,536.99

Principal:
Principal Collections	$5,468,655.10
Prepayments in Full	$1,996,435.05
Liquidation Proceeds	$37,535.29
Recoveries	$30,782.70
Sub Total	$7,533,408.14
Collections	$7,845,945.13

Purchase Amounts:
Purchase Amounts Related to Principal	$124,408.80
Purchase Amounts Related to Interest	$533.21
Sub Total	$124,942.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$7,970,887.14

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$7,970,887.14
Servicing Fee	$72,232.26	$72,232.26	$0.00	$0.00	$7,898,654.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$7,898,654.88
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$7,898,654.88
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$7,898,654.88
Interest - Class A-4 Notes	$5,863.11	$5,863.11	$0.00	$0.00	$7,892,791.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,892,791.77
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$7,866,228.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,866,228.77
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$7,844,662.77
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$7,844,662.77
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$7,810,122.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$7,810,122.10
Regular Principal Payment	$7,391,376.55	$7,391,376.55	$0.00	$0.00	$418,745.55
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$418,745.55
Residual Released to Depositor	$0.00	$418,745.55	$0.00	$0.00	$0.00
Total		$7,970,887.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$7,391,376.55
Total					$7,391,376.55
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$7,391,376.55	$77.31	$5,863.11	$0.06	$7,397,239.66	$77.37
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$7,391,376.55	$6.89	$88,532.78	$0.08	$7,479,909.33	$6.97

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$10,501,083.78	0.1098325	$3,109,707.23	0.0325249
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$84,141,083.78	0.0784130	$76,749,707.23	0.0715248

Pool Information
Weighted Average APR	4.239%	4.273%
Weighted Average Remaining Term	18.88	18.16
Number of Receivables Outstanding	12,080	11,552
Pool Balance	$86,678,710.24	$78,993,777.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$84,141,083.78	$76,749,707.23
Pool Factor	0.0790829	0.0720714

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$2,244,070.14
Targeted Overcollateralization Amount	$2,244,070.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,244,070.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		44	$57,898.63
(Recoveries)		97	$30,782.70
Net Loss for Current Collection Period			$27,115.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3754%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4807%
Second Preceding Collection Period			0.9587%
Preceding Collection Period			0.0487%
Current Collection Period			0.3928%
Four Month Average (Current and Preceding Three Collection Periods)			0.4702%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,212	$7,931,682.10
(Cumulative Recoveries)			$1,190,352.70
Cumulative Net Loss for All Collection Periods			$6,741,329.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6151%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,883.12
Average Net Loss for Receivables that have experienced a Realized Loss			$1,600.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.01%	223	$2,376,099.92
61-90 Days Delinquent	0.34%	29	$268,315.76
91-120 Days Delinquent	0.13%	8	$104,396.89
Over 120 Days Delinquent	0.84%	51	$660,435.36
Total Delinquent Receivables	4.32%	311	$3,409,247.93

Repossession Inventory:
Repossessed in the Current Collection Period		1	$17,516.45
Total Repossessed Inventory		4	$63,043.72

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7242%
Preceding Collection Period			0.6954%
Current Collection Period			0.7618%
Three Month Average			0.7271%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer